Commitments and Contingencies (Assets Covered under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Capital Leased Assets [Line Items]
Machinery, vehicles and equipment	¥ 4,801	¥ 5,027
Less: Accumulated depreciation and amortization	(2,839)	(3,333)
Total	¥ 1,962	¥ 1,694